Income Taxes - Schedule of Provision (benefit) for Income Taxes (Details) - Income Tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal		$ 2,411
State	300	1,871
Foreign	2,515	(2,438)
Total current provision	2,815	1,844
Deferred:
Federal	18,154	(30,049)
State	632	(10,294)
Foreign	412	(616)
Total deferred	19,198	(40,959)
Total (benefit from) provision for income taxes	$ 22,013	$ (39,115)